Mineral exploration and Project development	12 Months Ended
Dec. 31, 2019
Mineral exploration and Project development
Mineral exploration and Project development

8      Mineral exploration and Project development

Accounting policy

The Company incurs mineral exploration costs such as exploratory drilling, geological and geophysical studies in order to determine the mineral potential of a given area, which are expensed as incurred.

The Company uses the front-end loading ("FEL") methodology for project and development management. Development scoping costs and pre-feasibility studies for greenfield and brownfield projects are expensed during FEL 1 and FEL 2 phases, together with research and development costs for the smelting segment, until the project has demonstrated technical feasibility and economic viability.

Development costs are capitalized when the FEL 3 phase starts and the mineral potential and commercial viability of the project can be assessed reliably. Such costs include researching and analyzing existing exploration data, conducting geological studies, exploratory drilling and sampling, examining and testing extraction and treatment methods, and feasibility studies. Capitalized development costs are presented as property, plant and equipment.

Capitalized development costs are assessed for impairment at least annually or whenever evidences indicate that the assets may be impaired. For purposes of impairment assessment, the development costs are allocated to cash generating units.

(a)Composition of mineral exploration and project development

	2019	2018	2017
Mineral exploration	(73,759)	(83,182)	(76,161)
Project development (FEL 1 and FEL 2)	(39,225)	(43,096)	(16,537)
	(112,984)	(126,278)	(92,698)